Vessels	12 Months Ended
Dec. 31, 2017
Vessels [Abstract]
Vessels

4.Vessels

Acquisitions

During 2017, the Company acquired its newbuild VLCC tanker Hercules I for $101,208, the newbuild aframaxes Marathon TS, Sola TS, Oslo TS, Stavanger TS and Bergen TS for $294,494 in total and the newbuild shuttle tanker Lisboa for $108,492. During 2016, the Company acquired the suezmax tanker Decathlon for $64,992, the newbuild aframaxes Elias Tsakos, Thomas Zafiras, Leontios H and Parthenon TS for $223,291 in total, the two newbuild panamaxes Sunray and Sunrise for $101,584 in total, the newbuild VLCC Ulysses for $100,189 and the newbuild LNG Maria Energy for $239,029.

Sales

There were no vessel sales in 2016 or, other than the transactions described below under “—Sale and Leaseback,” in 2017. On July 16, 2015 and July 17, 2015, the Company sold the handysize tanker Delphi and the suezmax tanker Triathlon, for net proceeds of $42,761 in total, realizing a total net gain of $2,078. The capital gains from the sale of vessels are separately reflected in the accompanying 2015 Consolidated Statement of Comprehensive Income.

Sale and Leaseback

On December 21, 2017, the Company entered into a five-year sale and leaseback agreement for each of the two suezmaxes previously classified as Held for Sale, Eurochampion 2004 and Euronike. The agreed net sale price was $32,600 each. There was a total loss on sale of the vessels of $3,860, which was recorded in the fourth quarter of 2017. Under these leaseback agreements, there is a seller’s credit of $6,500 each on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. The Company analyzed the classification of the leaseback agreements based on the primary lease classification criteria and the supplemental indicators in ASC 840, and determined that these agreements qualified as operating leases.

Charter hire expense

As at December 31, 2017, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels were approximately $53,844, comprised of $10,822 (2018), $10,822 (2019), $10,852 (2020), $10,822 (2021), and $10,526 (2022). The Company recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the term of the charters.

Impairment

As of December 31, 2017, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for two of the Company’s vessels; Silia T and Millennium. Consequently, the carrying value of these two vessels, totaling $44,672, has been written down to $35,750, based on Level 2 inputs of the fair value hierarchy, as determined by management taking into consideration valuations from independent marine valuers (Note 14(c)).  The resulting impairment charge was $8,922 and is reflected in the accompanying Consolidated Statements of Comprehensive Income. As of December 31, 2016, and 2015 there were no impairment charges.